General and Administrative (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Depreciation	$ 24,941	$ 25,799	$ 21,325
General and Administrative expenses	49,757	43,318	38,099
General and Administrative
Salaries	22,575	19,480	17,616
Depreciation	2,908	2,977	2,312
Office Expenses	24,274	20,861	18,171
General and Administrative expenses	$ 49,757	$ 43,318	$ 38,099